Long-Term Debt Issuances and Retirements (Details) - USD ($) $ in Millions							1 Months Ended	12 Months Ended
	Feb. 23, 2017	Feb. 01, 2017	Jun. 15, 2016	Apr. 15, 2016	Apr. 15, 2015	Feb. 15, 2015	Jan. 25, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 22, 2016	Dec. 23, 2015	Mar. 03, 2015
Debt Instrument [Line Items]
Repayments of Long-term Debt								$ 4,936	$ 4,699	$ 1,157
Transcontinental Gas PipeLine Company, LLC [Member] | 6.4% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt retired				$ 200
Long-term debt interest rate				6.40%					6.40%
Transcontinental Gas PipeLine Company, LLC [Member] | 7.85% Senior Unsecured Notes Due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt face amount											$ 1,000
Long-term debt interest rate								7.85%			7.85%
Northwest Pipeline LLC [Member] | 7% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt retired			$ 175
Long-term debt interest rate			7.00%					7.00%
Williams Partners L. P. [Member] | Variable Interest Term Loan due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt face amount												$ 850
Long-term debt interest rate								2.50%
Williams Partners L. P. [Member] | 3.8% Senior Unsecured Notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt retired						$ 750
Long-term debt interest rate						3.80%
Williams Partners L. P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								3.90%
Williams Partners L. P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								4.90%
Williams Partners L. P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								4.30%
Williams Partners L. P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								5.40%
Williams Partners L. P. [Member] | 5.875% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt retired					$ 750
Long-term debt interest rate					5.875%
Long-term Debt, Current Maturities					$ 797
Repayments of Long-term Debt					$ 783
Williams Partners L. P. [Member] | 3.6% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt face amount													$ 1,250
Long-term debt interest rate								3.60%					3.60%
Williams Partners L. P. [Member] | 4% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt face amount													$ 750
Long-term debt interest rate								4.00%					4.00%
Williams Partners L. P. [Member] | 5.1% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt face amount													$ 1,000
Long-term debt interest rate								5.10%					5.10%
Williams Partners L. P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								6.125%
Williams Partners L. P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt retired	$ 750						$ 750
Long-term debt interest rate	6.125%						6.125%
Williams Partners L. P. [Member] | 7.25% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								7.25%
Williams Partners L. P. [Member] | 7.25% Senior Unsecured Notes due 2017 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt retired		$ 600
Long-term debt interest rate		7.25%